S-K 1603(a) SPAC Sponsor	Jun. 11, 2026 USD ($)
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Business, General Character [Text Block]	Our Sponsor, Perceptive Capital Solutions Holdings, is a Cayman Islands exempted company, which was formed to invest in PCSC.
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Perceptive Capital Solutions Holdings
Experience and Involvement in Other SPACs [Text Block]
Experience with Special Purpose Acquisition Vehicles
Our management team has previous experience in the execution of public acquisition vehicles. In July 2020, ARYA Sciences Acquisition Corp. consummated its initial business combination with Immatics Biotechnologies GmbH (“Immatics”). The ordinary shares of the combined company, Immatics N.V., are traded on Nasdaq under the symbol “IMTX.” Mr. Stone continues to serve on the supervisory board of directors of Immatics N.V. following the consummation of the business combination. The closing price of the ordinary shares of Immatics N.V. on Nasdaq on March 10, 2026 was $10.50.
Additionally, in October 2020, ARYA Sciences Acquisition Corp II consummated its initial business combination with Cerevel Therapeutics. The common stock of the combined company, Cerevel Therapeutics Holdings, Inc. (“Cerevel”), is traded on Nasdaq under the symbol “CERE.” On August 1, 2024, Abbvie Inc. and its wholly owned acquisition subsidiaries completed an all-cash tender offer to acquire all outstanding shares of common stock of Cerevel for $45.00 per share. Following the closing of the acquisition, shares of Cerevel’s common stock were delisted from Nasdaq on August 1, 2024.
In June 2021, ARYA Sciences Acquisition Corp III consummated its initial business combination with Nautilus Biotechnology, Inc. (“Nautilus”). The common stock of the combined company trades on Nasdaq under the symbol “NAUT.” The closing price of the common stock of Nautilus on Nasdaq on March 10, 2026 was $2.43.
In July 2023, ARYA Sciences Acquisition Corp V announced that it would not consummate an initial business combination within the time period required by its amended and restated memorandum and articles of association, as amended, and was liquidated after the cash held in trust was returned to its shareholders.
In July 2024, ARYA Sciences Acquisition Corp IV consummated its initial business combination with Adagio Medical, Inc. (“Adagio”). The common stock of the combined company trades on Nasdaq under the symbol “ADGM.” The closing price of the common stock of Adagio on Nasdaq on March 10, 2026 was $0.96.
Our founders and our directors and officers, Perceptive Advisors, or its affiliates expect in the future to become affiliated with other public special purpose acquisition companies that may have acquisition objectives that are similar to ours.
On June 13, 2024, we consummated an initial public offering of 8,625,000 Class A ordinary shares, $0.0001 par value per share (the “PCSC Class A Shares”), at an offering price of $10.00 per share, which includes the exercise in full of the underwriter’s option to purchase an additional 1,125,000 PCSC Class A Shares, at an offering price of $10.00 per share, to cover over-allotments, and a Private Placement with our Sponsor of 286,250 PCSC Class A Shares at a price of $10.00 per share.
Following the closing of our initial public offering and the private placement, an amount equal to $86,250,000 of the net proceeds from its initial public offering and certain of the proceeds from the sale of the private placement were placed in the trust account, located in the U.S. with Continental acting as trustee. The trust account may be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, which invest only in direct U.S. government obligations. At March 31, 2026, assets held in the trust account were comprised of $321 in cash and $92,679,182 in U.S. treasury securities. These funds will remain in the trust account, except for the withdrawal of interest to fund our working capital requirements, subject to an annual limit of $300,000 and/or to pay taxes, if any, until the earliest of (i) the completion of our initial business combination; (ii) the redemption of any public shares properly submitted in connection with the approval by shareholder vote of an amendment to the Existing Governing Documents (A) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination by June 13, 2027, or (B) with respect to any other provisions relating to rights of our public shares; or (iii) absent an initial business combination by June 13, 2027, our return of the funds held in the trust account to our public shareholders as part of our redemption of the public shares.
On June 10, 2026, the shareholders of PCSC approved the Extension Amendment Proposal. In connection with the Extension Amendment Proposal, an aggregate of 754,008 Class A ordinary shares were redeemed for an aggregate redemption amount of approximately $8.2 million, at a per-share redemption price of approximately $10.82 per share. After giving effect to such redemptions, approximately $85,168,067 remained in the trust account as of June 10, 2026, and 8,157,242 Class A ordinary shares remained outstanding.
PCSC Class A Shares are currently listed on Nasdaq under the symbol “PCSC.”

Perceptive Capital Solutions Holding [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement

	Securities to be Received	Other Compensation
The Sponsor
Assuming the Aggregate Transaction Proceeds Condition Redemptions Scenario: (i) 2,066,250 shares of New Freenome Common Stock upon the exchange of 2,066,250 PCSC Class B Shares in the Domestication, which were initially purchased prior to PCSC’s initial public offering for approximately $0.01 per share

Reimbursement for Working Capital Loans to PCSC. To date, PCSC has no outstanding borrowings under Working Capital Loans.

$15,000 per month through the Closing for office space, secretarial and administrative services. As of

          Securities to be Received  Other Compensation    and (ii) 286,250 shares of New Freenome Common Stock upon the exchange of 286,250 PCSC Class A Shares in the Domestication, which were initially purchased in a private placement that closed concurrently with PCSC’s initial public offering at a price of $10.00 per share.
March 31, 2026, PCSC incurred and paid $225,000 in fees for these services.

Continued indemnification and the continuation of directors’ and officer’s liability insurance after the Business Combination.
SPAC Sponsor, Reimbursements, Amount	$ 15,000